                             NORWEST ADVANTAGE FUNDS
                               INTERNATIONAL FUND
                                    A SHARES
                                    B SHARES

           Prospectus Dated October 1, 1995, as amended March 1, 1996

1.   EXPENSE INFORMATION

The purpose of the following table (which replaces the "Annual Operating Expenses" table of International Fund on Pages 6 and 7 of the Prospectus) is to assist investors in understanding the expenses that an investor in A Shares or B Shares of International Fund will bear directly or indirectly.

ANNUAL OPERATING EXPENSES (1)
(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)

                                              A Shares   B Shares(2)
                                              --------   --------

     Investment Advisory Fees                     0.45%     0.45%
     Rule 12b-1 Fees(3)                           None      0.75%
     Other Expenses                               1.05%     1.05%
                                                  -----     -----
     Total Operating Expenses                     1.50%     2.25%

(1) For a further description of the various expenses associated with the Shares, see "Management." Expenses associated with I Shares of a Fund differ from those of the Shares listed in the table shown above. The expenses for International Fund as listed above include the Fund's pro rata portion of all operating expenses of International Portfolio, which are be borne indirectly by Fund shareholders. The Trust's Board of Trustees believes that the aggregate per share expenses of the Fund and International Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in foreign securities. Investment Advisory Fees are those incurred by the Portfolio; as long as its assets are invested in the Portfolio, the Fund pays no investment advisory fees directly. International Fund pays Forum a management fee, and Core Trust pays Forum an administration fee for its services to International Portfolio, of which the Fund will bear its pro rata portion. The amount of expenses for the Fund are based on amounts incurred during the Fund's first fiscal year ended October 31, 1995.

     With respect to A Shares, absent actual expense reimbursements and fee waivers, the Other Expenses and Total Operating Expenses of A Shares of International Fund would have been: 20.50% and 20.95%, respectively. With respect to B Shares, absent actual expense reimbursements and fee waivers, the Other Expenses and Total Operating Expenses would have been: 13.12% and 14.57%, respectively.

(2) Absent waivers, the Rule 12b-1 Fees would be 1.00% for B Shares. Long-term shareholders of B Shares may pay aggregate sales charges totaling more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

2.   FINANCIAL HIGHLIGHTS

The purpose of the following table (which replaces the "Financial Highlights" table of International Fund on Pages 14 and 15 of the Prospectus) is to provide financial highlights for International Fund. This information represents selected data for a single outstanding A Share and B Share for the period from April 1, 1995 through October 31, 1995. Information for this period was audited by KPMG Peat Marwick LLP, independent auditors. The Fund's financial statements for the fiscal period ended October 31, 1995 and independent auditors' report thereon are contained in the Fund's Annual Report and are incorporated by reference into the SAI. Further information about the Fund's performance is contained in the Annual Report, which may be obtained from the Trust without charge.


                                                               April 1, 1995
                                                                 through
                                                                October 31
                                                                   1995(a)
                                                                -------------
                                                           A Shares        B Shares
                                                           --------        --------
     Beginning Net Asset Value per Share                    $ 16.50         $16.50
     Net Investment Income (Loss)                              0.01           0.01
     Net Realized and Unrealized
       Gain (Loss) on Investments,
       Foreign Currency Transactions
       and Futures Transactions                                1.46           1.40
     Dividends from Net
       Investment Income                                       -              -
     Distributions from Net
       Realized Gains                                          -              -
                                                            -------        -------
     Ending Net Asset Value per Share                       $ 17.97        $ 17.91
                                                            -------        -------
                                                            -------        -------
     Ratios to Average Net Assets:
         Expenses(b)                                           1.32%(b)(c)    1.27%(b)(c)
         Net Investment Income (Loss)                          0.26%(b)       0.17%(b)
     Total Return                                              8.91%          8.55%
     Portfolio Turnover Rate                                   N/A            N/A
     Net Assets at the End of
       Period (000's Omitted)                                  $216           $395

(a)  During the applicable period, various fees and expenses were waived and reimbursed, respectively. Had these waivers and reimbursements not occurred, the ratios of expenses to average net assets would have been:

          Expenses                                            20.95%(b)      14.57%(b)

(b)  Annualized.

(c)  Includes expenses allocated from International Portfolio of Core Trust (Delaware) of 0.80%, net of waivers of 0.10%.

                             NORWEST ADVANTAGE FUNDS
                               INTERNATIONAL FUND
                                    I SHARES

           Prospectus Dated October 1, 1995, as amended March 1, 1996

1.   EXPENSES OF INVESTING IN THE FUND

The purpose of the following table (which replaces the "Annual Operating Expenses" table of International Fund on Page 6 of the Prospectus) is to assist investors in understanding the expenses that an investor in shares of the Fund will bear directly or indirectly. There are no transaction charges in connection with purchases, redemptions or exchanges of I Shares. The Fund has not adopted a Rule 12b-1 plan with respect to I Shares and, accordingly, the Fund does not incur distribution expenses with respect to those shares.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets after applicable fee waivers and expense reimbursements)(1)

                                                         TOTAL
           INVESTMENT               OTHER              OPERATING
          ADVISORY FEES            EXPENSES(2)          EXPENSES
          -------------            --------             --------
              0.45%                  1.05%                1.50%

(1) For a further description of the various expenses incurred in the Fund's operations, see "Management of the Funds." Expenses associated with A Shares and B Shares of the Fund differ from those of the Shares listed in the table shown above. The amount of expenses for the Fund are based on amounts incurred during the Fund's most recent fiscal year ended October 31, 1995. Absent actual expense reimbursements and fee waivers, Other Expenses and Total Operating Expenses would have been 1.21% and 1.66%, respectively.

(2) The expenses for the Fund as listed above include the Fund's pro rata portion of all operating expenses of International Portfolio, which are borne indirectly by Fund shareholders. The Trust's Board of Trustees believes that the aggregate per share expenses of the Fund and International Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in foreign securities. Investment Advisory Fees are those incurred by International Portfolio; as long as its assets are invested in International Portfolio, the Fund pays no investment advisory fees directly.

(3) Other Expenses for the Fund include transfer agency fees payable to Norwest at an annual rate of 0.25% of the Fund's average daily net assets attributable to I Shares and administrative service fees payable to Norwest of 0.25%.

EXAMPLE

Following is a hypothetical example (which, with respect to International Fund, replaces the "Example" table on Page 7 of the Prospectus) that indicates the dollar amount of expenses that an investor in the Fund would pay assuming a $1,000 investment, a 5% annual return, reinvestment of all dividends and distributions, and full redemption at the end of each period:

          One Year       Three Years       Five Years      Ten Years
          --------       -----------       ----------      ---------
             15               47              82             179

The example is based on the expenses listed in the "Annual Operating Expenses" table above. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2.   FINANCIAL HIGHLIGHTS

The purpose of the following table (which replaces the "Financial Highlights" table of International Fund on Page 9 of the Prospectus) is to provide financial highlights for the Fund. This information represents selected data for a single outstanding I Share for the period from November 11, 1994 through October 31, 1995. Information for this period was audited by KPMG Peat Marwick LLP, independent auditors. The Fund's financial statements for the fiscal period ended October 31, 1995 and independent auditors' report thereon are contained in the Fund's Annual Report and are incorporated by reference into the SAI.
Further information about the Fund's performance is contained in the Annual Report, which may be obtained from the Trust without charge.


                                                      November 11, 1994
                                                           through
                                                       October 31 1995
                                                       ---------------
     Beginning Net Asset Value per Share                    $17.28
     Net Investment Income                                    0.09
     Net Realized and Unrealized Gain (Loss)
       on Investments, Foreign Currency
       Transactions and Futures Transactions                  0.62
     Dividends from Net Investment Income                      -
     Distributions from Net Realized Gains                     -
                                                           -------
     Ending Net Asset Value per Share                      $ 17.99
                                                           -------
                                                           -------
     Ratios to Average Net Assets:
     Expenses(b)                                              1.50%(b)(c)
       Net Investment Income                                  0.54%(b)
       Total Return                                           4.11%
     Portfolio Turnover Rate                                  N/A
     Net Assets at the End of Period (000's Omitted)       $91,401

(a)  During the period, various fees and expenses were waived and reimbursed, respectively.  Had these waivers and reimbursements not occurred, the ratios of expenses to average net assets would have been:
     Expenses:                                                1.66%(b)

(b)  Annualized.

(c)  Includes expenses allocated from International Portfolio of Core Trust
(Delaware) of 0.80%, net of waivers of 0.10%.